Cash and cash equivalents - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Increase in cash and cash equivalents	€ 3,014	€ (25,547)	€ 33,895